Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Future Minimum Rental Payments	Future minimum rental payments are as follows:

Year	(In US$ millions)
2018	12
2019	8
2020	7
2021	7
2022	5
2023 and thereafter	1
Total	40